NAME OF REGISTRANT:
FRANKLIN MUTUAL SERIES FUNDS
File No. 811-05387
EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws
Amendment Effective February 1, 2018
To the By-Laws of
Franklin Mutual Series Funds
(the "Trust")

WHEREAS, Article VIII, Section 2 of the By-Laws provides that the By-Laws may be amended by the Board of Trustees; and

WHEREAS, by resolutions adopted October 23, 2017 at a meeting of the Board of Trustees of the Trust, the Board of Trustees unanimously authorized the By-Laws to be amended as set forth below.

NOW THEREFORE, the By-Laws are hereby amended as follows:

1.	ARTICLE VII, Sections 3, 4 and 6 are replaced in
their entirety with the following:

*  *  *  *  *  *

Section 3.	CERTIFICATES FOR SHARES.  No certificate or
 certificates for Shares shall be issued to Shareholders and no Shareholder shall have the right to demand or require that a certificate for Shares be issued to it.  The Trust shall
adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new certificate for
Shares shall be issued to replace an old certificate that
is surrendered to the Trust for cancellation.  In case any
 Share certificate or certificate for any other security is
lost, stolen, or destroyed, such certificate shall be
cancelled and the ownership of an uncertificated Share
shall be recorded upon the books of the Trust, on such
terms and conditions as the Board may require, including a
provision for indemnification of the Board and the Trust
secured by a bond or other adequate security sufficient to
protect the Trust and the Board against any claim that may
be made against either, including any expense or liability on account of the alleged loss, theft, or destruction of the certificate.
*  *  *  *  *  *

Section 6.	TRANSFERS OF SHARES.  Shares are transferable,
if authorized by the Declaration of Trust, only on the record books of the Trust by the Person in whose name such Shares are registered, or by his or her duly authorized attorney-in-fact or representative.
 Upon receipt of proper transfer instructions from the registered owner of certificated Shares, and upon the surrender for cancellation of such certificates representing the number of Shares to be transferred with an assignment and power of transfer endorsed thereon or attached thereto, duly executed, with such proof of the authenticity of the signature as the Trust or its agents may reasonably require, the Trust shall cancel the old certificate and record the transaction and ownership of uncertificated Shares upon the books of the Trust. Upon receipt of proper transfer instructions from the registered owner of uncertificated Shares, such uncertificated Shares shall be transferred on the record books to the Person entitled thereto. The Trust, its transfer agent or other duly authorized agents may refuse any requested transfer of
 Shares, or request additional evidence of authority to safeguard the assets or interests of the Trust or of its Shareholders, in their sole discretion. In all cases of transfer by an attorney-in-fact, the original power of attorney, or an official copy thereof duly certified, shall be deposited and remain with the Trust, its transfer agent or other duly authorized agent. In case of transfers by executors, administrators, guardians or other legal representatives, duly authenticated evidence of their authority shall be presented to the Trust, its transfer agent or other duly authorized agent, and may be required to be deposited and remain with the Trust, its transfer agent or other duly authorized agent.


Adopted and approved as of October 23, 2017 by the Board of Trustees.


/s/ Steven J. Gray__________
(Signature)

Steven J. Gray
(Name)

Secretary
(Title)